Junior Subordinated Debentures (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Oct. 31, 2005
Junior Subordinated Debentures Issued To Investors		$ 5,000,000
Debt Instrument, Interest Rate Terms	The interest rate is fixed for the first seven years at 6.465%. Thereafter, the interest rate adjusts on a quarterly basis at the rate of the three month LIBOR plus 1.48%.
Debt Instrument, Interest Rate, Stated Percentage	6.465%
Debt Instrument, Description of Variable Rate Basis	1.48
Sale Of Junior Subordinated Deferrable Interest Debentures		5,155,000
Debt Instrument, Maturity Date, Description	The capital securities must be redeemed upon final maturity of the subordinated debentures on December 31, 2035.
Debt Instrument, Maturity Date Range, Start	Oct. 31, 2010
Debt Instrument, Maturity Date Range, End	Dec. 31, 2035
Interest Payable	$ 727,000